Events After the Reporting Period - Additional Information (Detail)		12 Months Ended
	Feb. 26, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		49.00%
Bandhan Financial Holding Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	56.00%
Bandhan Financial Holding Limited [Member] | Aegon Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	56.00%